Exploration Expenses - Schedule of exploration and evaluation expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
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Geological and geophysical expenses	$ 138	$ 16	$ 736
Total exploration expenses	$ 138	$ 16	$ 736